Note 9 - Production Costs (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of components for cost of sales [text block]
	2022	2021	2020

Salaries and wages*	23,037	20,609	16,122
Consumable materials – Operations*	23,601	17,375	14,938
Consumable materials – COVID-19	311	297	824
Electricity costs*	9,634	10,407	8,312
Safety	998	774	708
Cash-settled share-based expense (note 12.1(a))	853	692	634
On mine administration*	2,736	1,806	1,304
Security costs	1,093	826	496
Obsolete inventory (note 20)	563	36	-
Pre-feasibility exploration costs	172	304	373
	62,998	53,126	43,711
	2022	2021	2020

Salaries and wages	(151)	94	311
Consumable materials – Operations	(226)	87	580
Electricity costs	(43)	44	241
On mine administration	(26)	18	34
	(446)	243	1,166